Property and Equipment, and Investment Properties	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipment And Investment Property [Abstract]
Property and Equipment, and Investment Properties
14. Property and Equipment, and Investment Properties
14.1 Property and Equipment
14.1.1 Details of property and equipment as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	2,548,185	￦	—	￦	(4)	￦	2,548,181
Buildings		2,534,134		(851,730)		(5,747)		1,676,657
Leasehold improvements		977,853		(889,602)		—		88,251
Equipment and vehicles		2,093,461		(1,782,278)		—		311,183
Construction in-progress		39,579		—		—		39,579
Right-of-use assets		1,301,864		(725,817)		—		576,047

	￦	9,495,076	￦	(4,249,427)	￦	(5,751)	￦	5,239,898

	December 31, 2022
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	2,416,730	￦	—	￦	(4)	￦	2,416,726
Buildings		2,426,317		(839,137)		(5,747)		1,581,433
Leasehold improvements		1,020,095		(943,711)		—		76,384
Equipment and vehicles		2,070,374		(1,766,036)		—		304,338
Construction in-progress		28,045		—		—		28,045
Right-of-use assets		1,440,686		(856,145)		—		584,541

	￦	9,402,247	￦	(4,405,029)	￦	(5,751)	￦	4,991,467

14.1.2 Changes in property and equipment for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning		Acquisition		Transfer 1		Disposal		Depreciation 2		Business combination		Others 3		Ending

	(In millions of Korean won)
Land	￦	2,610,586	￦	1,106	￦	(81,690)	￦	(11,399)	￦	—	￦	—	￦	29,578	￦	2,548,181
Buildings		1,771,582		2,412		(79,802)		6,213		(69,118)		—		45,370		1,676,657
Leasehold improvements		95,827		13,079		40,148		(891)		(61,294)		—		1,382		88,251
Equipment and vehicles		340,658		153,459		2,488		(1,819)		(187,918)		537		3,778		311,183
Construction in-progress		44,190		129,682		(99,763)		(8,435)		—		—		(26,095)		39,579
Right-of-use assets		570,711		614,069		(9)		(324,104)		(288,980)		20		4,340		576,047

	￦	5,433,554	￦	913,807	￦	(218,628)	￦	(340,435)	￦	(607,310)	￦	557	￦	58,353	￦	5,239,898

	2022
	Beginning		Acquisition		Transfer 1		Disposal		Depreciation 2		Business combination		Others 3		Ending
	(In millions of Korean won)
Land	￦	2,548,181	￦	678	￦	(117,290)	￦	(7,223)	￦	—	￦	—	￦	(7,620)	￦	2,416,726
Buildings		1,676,657		12,867		(39,460)		(7,860)		(66,044)		—		5,273		1,581,433
Leasehold improvements		88,251		12,533		36,379		(455)		(60,129)		8		(203)		76,384
Equipment and vehicles		311,183		159,109		1,899		(1,795)		(170,529)		30		4,441		304,338
Construction in-progress		39,579		110,378		(121,306)		(397)		—		—		(209)		28,045
Right-of-use assets		576,047		682,393		(2,640)		(416,712)		(296,509)		—		41,962		584,541

	￦	5,239,898	￦	977,958	￦	(242,418)	￦	(434,442)	￦	(593,211)	￦	38	￦	43,644	￦	4,991,467

1	Includes transfers with investment properties and assets held for sale.
2	Includes depreciation expenses amounting to ￦ 196 million and ￦ 255 million recorded as other operating expenses and others for the years ended December 31, 2021 and 2022, respectively.
3	Includes net exchange difference.

14.1.3 Changes in accumulated impairment losses of property and equipment for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning	Impairment		Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses of property and equipment	￦ (6,877)	￦	—	￦	—	￦	1,126	￦ (5,751)

	2022
	Beginning	Impairment		Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses of property and equipment	￦ (5,751)	￦	—	￦	—	￦	—	￦ (5,751)
14.2 Investment Properties
14.2.1 Details of investment properties as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	1,577,800	￦	—	￦	(447)	￦	1,577,353
Buildings		1,089,761		(147,307)		(4,863)		937,591

	￦	2,667,561	￦	(147,307)	￦	(5,310)	￦	2,514,944

	December 31, 2022
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	1,496,007	￦	—	￦	(478)	￦	1,495,529
Buildings		1,783,438		(125,428)		(5,199)		1,652,811

	￦	3,279,445	￦	(125,428)	￦	(5,677)	￦	3,148,340

14.2.2 Valuation techniques and inputs used to measure the fair value of investment properties as of December 31, 2022, are as follows:

December 31, 2022
	Fair value		Valuation techniques	Inputs
(In millions of Korean won)
Land and buildings	￦	194,157	Cost approach method	- Price per square meter - Replacement cost
		1,514,800	Market comparison method	- Price per square meter
		1,527,096	Discounted cash flow method	- Prospective rental market growth rate - Period of vacancy - Rental ratio - Discount rate and others
		233,850	Income approach method	- Discount rate - Capitalization rate - Vacancy rate

Fair value of investment properties amounts to ￦ 2,712,402 million and ￦ 3,469,903 million as of December 31, 2021 and 2022, respectively. Investment properties are measured by qualified independent appraisers with recent experience in valuing similar properties in the same area. In addition, all investment properties are classified as Level 3 in accordance with fair value hierarchy in Note 6.1.2.
Rental income from above investment properties amounts to ￦ 123,313 million and ￦ 136,493 million for the years ended December 31, 2021 and 2022, respectively.
14.2.3 Changes in investment properties for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning		Acquisition		Transfer*		Disposal		Depreciation		Others		Ending
	(In millions of Korean won)
Land	￦	1,568,098	￦	28,568	￦	22,410	￦	(63,546)	￦	—	￦	21,823	￦	1,577,353
Buildings		965,441		90,393		1,802		(112,159)		(28,933)		21,047		937,591

	￦	2,533,539	￦	118,961	￦	24,212	￦	(175,705)	￦	(28,933)	￦	42,870	￦	2,514,944

	2022
	Beginning		Acquisition		Transfer*		Disposal		Depreciation		Others		Ending
	(In millions of Korean won)
Land	￦	1,577,353	￦	387,282	￦	(64,630)	￦	(414,335)	￦	—	￦	9,859	￦	1,495,529
Buildings		937,591		880,545		(62,186)		(153,562)		(38,156)		88,579		1,652,811

	￦	2,514,944	￦	1,267,827	￦	(126,816)	￦	(567,897)	￦	(38,156)	￦	98,438	￦	3,148,340

*	Includes transfers with property and equipment and assets held for sale.